SHARE CAPITAL AND WARRANTS (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
B) Issued and Outstanding – Common Shares

	September 30, 2026		December 31, 2025
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,883,400	18,599	1,825,038	15,659
Issued Under the MEG Acquisition, Net of Issuance Costs (Note 4)	—	—	143,935	3,667
Issued Upon Exercise of Warrants	536	5	2,471	24
Issued Under Stock Option Plans	4,339	99	1,394	20
Purchase of Common Shares Under NCIB	(71,718)	(709)	(89,438)	(771)
Purchase of Common Shares Under ASPP	—	(60)	—	—
Outstanding, End of Period	1,816,557	17,934	1,883,400	18,599
The Company recorded the following liability under the ASPP:

	September 30,	December 31,
As at	2026	2025
Amounts Charged To:
Share Capital	60	—
Retained Earnings	207	—
Liability for Share Purchase Commitment Under ASPP	267	—
The Trust, through an independent trustee, acquires Cenovus’s common shares on the open market, which are held to satisfy the Company’s obligations under certain stock-based compensation plans.

	September 30, 2026		December 31, 2025
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	5,258	116	2,000	43
Purchased Under Employee Benefit Plan	7,300	284	7,100	155
Distributed Under Employee Benefit Plan	(3,792)	(88)	(3,842)	(82)
Outstanding, End of Period	8,766	312	5,258	116
Issued and Outstanding – Preferred Shares

	September 30, 2026		December 31, 2025
	Number of Preferred Shares (thousands)	Amount	Number of Preferred Shares (thousands)	Amount
Outstanding, Beginning of Year	12,000	113	26,000	356
Preferred Shares Redeemed	(12,000)	(113)	(14,000)	(243)
Outstanding, End of Period	—	—	12,000	113
On March 31, 2026, Cenovus exercised its right to redeem all 10.7 million of the Company’s series 1 preferred shares and all 1.3 million of the Company’s series 2 preferred shares. The preferred shares were redeemed at a price of $25.00 per share for a total of $300 million. Retained earnings was reduced by $187 million, representing the excess of the purchase price of the preferred shares over their carrying value.
Issued and Outstanding – Warrants

	September 30, 2026		December 31, 2025
	Number of Warrants (thousands)	Amount	Number of Warrants (thousands)	Amount
Outstanding, Beginning of Year	1,172	4	3,643	12
Exercised	(536)	(2)	(2,471)	(8)
Expired	(636)	(2)	—	—
Outstanding, End of Period	—	—	1,172	4